Trading Activities - Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Futures Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	$ 2,377,628	$ 2,203,401
Total unrealized depreciation on open contracts	(639,577)	(827,990)
Net unrealized appreciation (depreciation) on open contracts	1,738,051	1,375,411
Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,273,423	864,337
Total unrealized depreciation on open contracts	(187,625)	(385,917)
Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	489,126	696,575
Total unrealized depreciation on open contracts	(107,968)	(263,755)
Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	196,144	202,478
Total unrealized depreciation on open contracts	(3,001)	(55,806)
Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	418,935	440,011
Total unrealized depreciation on open contracts	(340,983)	(122,512)
Forward Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,275,513	1,069,028
Total unrealized depreciation on open contracts	(789,082)	(1,116,899)
Net unrealized appreciation (depreciation) on open contracts	486,431	(47,871)
Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	897,185	370,551
Total unrealized depreciation on open contracts	(385,217)	(534,709)
Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	378,328	698,477
Total unrealized depreciation on open contracts	(403,865)	(582,190)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		1,051,049
Total unrealized depreciation on open contracts		(756,615)
Net unrealized appreciation (depreciation) on open contracts		294,434
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		323,692
Total unrealized depreciation on open contracts		(226,494)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		348,618
Total unrealized depreciation on open contracts		(140,355)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		24,345
Total unrealized depreciation on open contracts		(144,708)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		354,394
Total unrealized depreciation on open contracts		(245,058)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		665,811
Total unrealized depreciation on open contracts		(730,361)
Net unrealized appreciation (depreciation) on open contracts		(64,550)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	812,258
Total unrealized depreciation on open contracts	(775,086)
Net unrealized appreciation (depreciation) on open contracts	37,172
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		58,919
Total unrealized depreciation on open contracts		(293,032)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	160,614
Total unrealized depreciation on open contracts	(129,671)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		606,892
Total unrealized depreciation on open contracts		$ (437,329)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Currencies [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	651,644
Total unrealized depreciation on open contracts	$ (645,415)